Shareholders' Equity and Other Comprehensive Income - Schedule of Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	Jul. 01, 2019	Jun. 21, 2018
Series D
Class of Stock [Line Items]
Public Offering Amount		$ 200.0
Net Proceeds		$ 195.1
Liquidation Preference (in dollars per share)		$ 25
Series E
Class of Stock [Line Items]
Public Offering Amount	$ 350.0
Net Proceeds	$ 342.0
Liquidation Preference (in dollars per share)	$ 25